SUBSEQUENT EVENTS - Summary of Total Tender Offer (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Brookfield Renewable	$ 54	$ 1,061	$ 990	$ 915
Capital contributions from participating non-controlling interests	1,897
Due to related parties	950
Non-recourse borrowings	621
Total	$ 3,522